Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 4,536	$ 1,460	$ 733
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	5,984	6,243	4,688
Stock-based compensation expense	306	235	201
Deferred income tax (benefit) expense	(1,404)	914	256
Bad debt expense	388	477	547
Losses from sales of receivables	299	228	204
Deferred rent expense	76	121	167
Gains on disposal of spectrum licenses	(235)	(835)	(163)
Change in fair value of embedded derivatives	(52)	(25)	148
Changes in operating assets and liabilities
Accounts receivable	(3,931)	(3,459)	(3,743)
Equipment installment plan receivables	(1,812)	(673)	851
Inventories	(844)	(802)	(2,495)
Other current and long-term assets	(575)	(133)	(217)
Accounts payable and accrued liabilities	1,079	(1,201)	693
Other current and long-term liabilities	(233)	158	22
Other, net	249	71	(15)
Net cash provided by operating activities	3,831	2,779	1,877
Investing activities
Purchases of property and equipment, including capitalized interest of $136, $142 and $246	(5,237)	(4,702)	(4,724)
Purchases of spectrum licenses and other intangible assets, including deposits	(5,828)	(3,968)	(1,935)
Proceeds related to beneficial interests in securitization transactions	4,319	3,356	3,537
Purchases of short-term investments	0	0	(2,997)
Sales of short-term investments	0	2,998	0
Other, net	1	(8)	96
Net cash used in investing activities	(6,745)	(2,324)	(6,023)
Financing activities
Proceeds from issuance of long-term debt	10,480	997	3,979
Proceeds from tower obligations	0	0	140
Proceeds from borrowing on revolving credit facility	2,910	0	0
Repayments of revolving credit facility	(2,910)	0	0
Repayments of capital lease obligations	(486)	(205)	(57)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(300)	(150)	(564)
Repayments of long-term debt	(10,230)	(20)	0
Proceeds from exercise of stock options	21	29	47
Repurchases of common shares	(427)	0	0
Tax withholdings on share-based awards	(166)	(121)	(156)
Dividends on preferred stock	(55)	(55)	(55)
Cash payments for debt prepayment or debt extinguishment costs	(188)	0	0
Other, net	(16)	(12)	79
Net cash (used in) provided by financing activities	(1,367)	463	3,413
Change in cash and cash equivalents	(4,281)	918	(733)
Cash and cash equivalents
Beginning of period	5,500	4,582	5,315
End of period	1,219	5,500	4,582
Supplemental disclosure of cash flow information
Interest payments, net of amounts capitalized, $79, $0 and $0 of which recorded as debt discount (Note 7)	2,028	1,681	1,298
Income tax payments	31	25	54
Noncash beneficial interest obtained in exchange for securitized receivables	4,063	3,411	3,192
Changes in accounts payable for purchases of property and equipment	313	285	46
Leased devices transferred from inventory to property and equipment	1,131	1,588	2,451
Returned leased devices transferred from property and equipment to inventory	(742)	(602)	(166)
Issuance of short-term debt for financing of property and equipment	292	150	500
Assets acquired under capital lease obligations	$ 887	$ 799	$ 470